UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22756

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	8/31

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)

Hundredfold Select Alternative Fund - Service Class (SFHYX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Hundredfold Select Alternative Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at hundredfoldselect.com/index.php/investor-materials. You can also request this information by contacting us at (855) 582-8006.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$114	2.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Hundredfold Select Alternative Fund Service Class returned 7.50% from September 1, 2025 - February 28, 2026. The Bloomberg US Aggregate Bond Index returned 3.99%, while the Standard & Poor’s 500 Total Return Index returned 7.12% for the same period.

The Federal Reserve lowered interest rates by 0.25% in September 2025. The portfolio manager increased overall exposure modestly and slightly rotated among sectors. High yield bonds maintained uptrends though tightened yield spreads were deemed enough potential headwinds for the portfolio manager to shift some exposure away from this sector and into municipal bonds. Due to the government shutdown in October, investors had limited economic releases on which to act. The Fed lowered the Federal Funds target by 0.25% in late October. Despite this background, the Treasury market had rates (30 & 10- year) briefly reach six-month lows before modestly rebounding back into the September range. The portfolio manager reduced cash investments in high yield and floating rate/senior loans. A managed commodity fund was added late in the month, further diversifying and complementing the tactical gold trades within the fund. The government shutdown ended on November 12, 2025. Without catalysts for deviation, most bond sectors saw minor changes to trends as treasury bonds stayed within October trading ranges. The portfolio manager initiated a small exposure to high yield investments. Equity exposure was also tactically adjusted throughout the month as the stock market generally faded lower, culminating in a sharper decline on 11/20/25 ahead of a rebound into the end of the month. Positions within managed futures were increased modestly as was a late addition to a position already held in the global macro space.

The Fed cut the rate again in December by 0.25%. A modest rise in Treasury rates in December was likely impacted by investor interpretation of ongoing strength in the US Economy. Thus, economically sensitive bond classes such as high yield bonds and securitized credit held favorable trends as did preferred stocks. Additionally, global bonds continued to benefit from modest downward pressure in the US Dollar. The net result was minimal adjustments to bond holdings in December within the Fund.   In January, Treasuries traced out a jagged path, at one point reaching new 6-week highs before dropping to the lowest levels since September.  The portfolio manager held bond exposures mostly steady, other than a modest increase to the emerging/global bond sector. Equity markets were also jagged though with positive technical underpinnings. The Fund had multiple tactical equity trades, taking part in rather stark rotation between small, mid and large-caps, ultimately holding a net increase in equities versus beginning month levels. In February, GDP slowed.  Employment remained resilient, with job gains and lower unemployment. This backdrop supported Treasury prices and kept yields on a downward trend. Late in the month, oil rose as negotiations with Iran faltered. The portfolio manager held high yield and global bond exposures within the Fund steady.  Securitized credit were decreased modestly. In the alternative area, catastrophe bonds were sold as positive momentum stalled. Bullish trends in municipal bonds warranted a boost in exposure. The Fund had multiple tactical equity trades, taking part in rotation, adding to foreign equities while reducing large-cap technology. The commodity-related sleeve had several tactical trades though were minimal as volatility remained high.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hundredfold Select Alternative Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$50,000
$40,000
$30,000
$20,000
$10,000
$0
$42,249
$21,816
$12,158
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026

Table Summary
	Hundredfold Select Alternative Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Feb-2016	$10,000	$10,000	$10,000
Feb-2017	$11,409	$10,142	$12,498
Feb-2018	$12,043	$10,193	$14,635
Feb-2019	$12,235	$10,516	$15,320
Feb-2020	$13,260	$11,744	$16,575
Feb-2021	$18,175	$11,907	$21,761
Feb-2022	$18,884	$11,592	$25,327
Feb-2023	$17,067	$10,465	$23,379
Feb-2024	$18,611	$10,813	$30,499
Feb-2025	$19,450	$11,441	$36,113
Feb-2026	$21,816	$12,158	$42,249

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	7.50%	12.16%	3.72%	8.11%
Bloomberg U.S. Aggregate Bond Index	3.99%	6.26%	0.42%	1.97%
S&P 500® Index	7.12%	16.99%	14.19%	15.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 582-8006.

Fund Statistics

Table Summary
Net Assets	$141,057,556
Number of Portfolio Holdings	25
Advisory Fee	$720,222
Portfolio Turnover	70%

Investment Model Exposure 2.20 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Bond Other	109.00
Alternative Other	64.00
Equity	26.00
High Yield Bond	21.00

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	21.00%
Bond Other	109.00%
Alternative Other	64.00%
Equity	26.00%
220.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
American Beacon Developing World Income Fund, R5 Class	16.7%
PIMCO Income Fund, Institutional Class	11.3%
PGIM Securitized Credit Fund, Class Z	10.9%
AQR Diversifying Strategies Fund, Class R6	10.2%
Easterly Income Opportunities Fund, Class R6	8.3%
Thompson Bond Fund	5.4%
Fidelity Money Market Government Portfolio, Institutional Class	4.9%
First American Government Obligations Fund Class X	1.7%
United States Treasury Bill	0.4%

The Fund generally invests its assets in the above four categories.  In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on mutual funds: $23.2 million Eaton Vance Global Macro Absolute Return Advantage Fund, $15.2 million Nuveen Preferred Securities & Income Fund,$15.1 million American Beacon Developing World Income Fund, $15.0 million Franklin High Yield Tax Free Income Fund and $14.9 million PIMCO Preferred and Capital Securities Fund.

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Hundredfold Select Alternative Fund - Service Class (SFHYX)

Semi-Annual Shareholder Report - February 28, 2026

Additional information is available on the Fund's website (hundredfoldselect.com/index.php/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-SFHYX

Hundredfold Select Alternative Fund - Investor Class (HFSAX)

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about Hundredfold Select Alternative Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at hundredfoldselect.com/index.php/investor-materials. You can also request this information by contacting us at (855) 582-8006.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$67	1.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

The Hundredfold Select Alternative Fund Investor Class returned 7.96% from September 1, 2025  - February 28, 2026.  The Bloomberg US Aggregate Bond Index returned 3.99%, while the Standard & Poor’s 500 Total Return Index returned 7.12% for the same period.

The Federal Reserve lowered interest rates by 0.25% in September 2025. The portfolio manager increased overall exposure modestly and slightly rotated among sectors. High yield bonds maintained uptrends though tightened yield spreads were deemed enough potential headwinds for the portfolio manager to shift some exposure away from this sector and into municipal bonds. Due to the government shutdown in October, investors had limited economic releases on which to act. The Fed lowered the Federal Funds target by 0.25% in late October. Despite this background, the Treasury market had rates (30 & 10- year) briefly reach six-month lows before modestly rebounding back into the September range. The portfolio manager reduced cash investments in high yield and floating rate/senior loans. A managed commodity fund was added late in the month, further diversifying and complementing the tactical gold trades within the fund. The government shutdown ended on November 12, 2025. Without catalysts for deviation, most bond sectors saw minor changes to trends as treasury bonds stayed within October trading ranges. The portfolio manager initiated a small exposure to high yield investments. Equity exposure was also tactically adjusted throughout the month as the stock market generally faded lower, culminating in a sharper decline on 11/20/25 ahead of a rebound into the end of the month. Positions within managed futures were increased modestly as was a late addition to a position already held in the global macro space.

The Fed cut the rate again in December by 0.25%. A modest rise in Treasury rates in December was likely impacted by investor interpretation of ongoing strength in the US Economy. Thus, economically sensitive bond classes such as high yield bonds and securitized credit held favorable trends as did preferred stocks. Additionally, global bonds continued to benefit from modest downward pressure in the US Dollar. The net result was minimal adjustments to bond holdings in December within the Fund. In January, Treasuries traced out a jagged path, at one point reaching new 6-week highs before dropping to the lowest levels since September. The portfolio manager held bond exposures mostly steady, other than a modest increase to the emerging/global bond sector. Equity markets were also jagged though with positive technical underpinnings. The Fund had multiple tactical equity trades, taking part in rather stark rotation between small, mid and large-caps, ultimately holding a net increase in equities versus beginning month levels. In February, GDP slowed. Employment remained resilient, with job gains and lower unemployment. This backdrop supported Treasury prices and kept yields on a downward trend. Late in the month, oil rose as negotiations with Iran faltered. The portfolio manager held high yield and global bond exposures within the Fund steady. Securitized credit were decreased modestly. In the alternative area, catastrophe bonds were sold as positive momentum stalled. Bullish trends in municipal bonds warranted a boost in exposure. The Fund had multiple tactical equity trades, taking part in rotation, adding to foreign equities while reducing large-cap technology. The commodity-related sleeve had several tactical trades though were minimal as volatility remained high.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Hundredfold Select Alternative Fund
Bloomberg U.S. Aggregate Bond Index
S&P 500® Index
$4,225,000
$3,380,000
$2,535,000
$1,690,000
$845,000
$0
$4,224,857
$2,390,863
$1,215,756
Feb-2016
Feb-2017
Feb-2018
Feb-2019
Feb-2020
Feb-2021
Feb-2022
Feb-2023
Feb-2024
Feb-2025
Feb-2026

Table Summary
	Hundredfold Select Alternative Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Feb-2016	$1,000,000	$1,000,000	$1,000,000
Feb-2017	$1,151,545	$1,014,152	$1,249,752
Feb-2018	$1,225,896	$1,019,275	$1,463,469
Feb-2019	$1,257,025	$1,051,584	$1,531,955
Feb-2020	$1,374,747	$1,174,438	$1,657,466
Feb-2021	$1,901,913	$1,190,686	$2,176,092
Feb-2022	$1,994,771	$1,159,202	$2,532,733
Feb-2023	$1,820,073	$1,046,507	$2,337,929
Feb-2024	$2,002,507	$1,081,323	$3,049,884
Feb-2025	$2,112,273	$1,144,129	$3,611,250
Feb-2026	$2,390,863	$1,215,756	$4,224,857

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Hundredfold Select Alternative Fund	7.96%	13.19%	4.68%	9.11%
Bloomberg U.S. Aggregate Bond Index	3.99%	6.26%	0.42%	1.97%
S&P 500® Index	7.12%	16.99%	14.19%	15.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (855) 582-8006.

Fund Statistics

Table Summary
Net Assets	$141,057,556
Number of Portfolio Holdings	25
Advisory Fee	$720,222
Portfolio Turnover	70%

Investment Model Exposure 2.20 (1=100%)

(value greater than 1 indicates use of leverage)

Pie chart indexed to 100%, net exposure

Table Summary
Value	Value
Bond Other	109.00
Alternative Other	64.00
Equity	26.00
High Yield Bond	21.00

What did the Fund invest in?

Portfolio Allocation (% of total (including notional) exposure)

Table Summary
High Yield Bond	21.00%
Bond Other	109.00%
Alternative Other	64.00%
Equity	26.00%
220.00%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
American Beacon Developing World Income Fund, R5 Class	16.7%
PIMCO Income Fund, Institutional Class	11.3%
PGIM Securitized Credit Fund, Class Z	10.9%
AQR Diversifying Strategies Fund, Class R6	10.2%
Easterly Income Opportunities Fund, Class R6	8.3%
Thompson Bond Fund	5.4%
Fidelity Money Market Government Portfolio, Institutional Class	4.9%
First American Government Obligations Fund Class X	1.7%
United States Treasury Bill	0.4%

The Fund generally invests its assets in the above four categories.  In addition to the top ten cash holdings, significant exposure in the Fund was attained by the following swaps on mutual funds: $23.2 million Eaton Vance Global Macro Absolute Return Advantage Fund, $15.2 million Nuveen Preferred Securities & Income Fund,$15.1 million American Beacon Developing World Income Fund, $15.0 million Franklin High Yield Tax Free Income Fund and $14.9 million PIMCO Preferred and Capital Securities Fund.

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

Hundredfold Select Alternative Fund - Investor Class (HFSAX)

Semi-Annual Shareholder Report - February 28, 2026

Additional information is available on the Fund's website (hundredfoldselect.com/index.php/investor-materials), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-HFSAX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hundredfold Select Alternative Fund

SEMI-ANNUAL FINANCIAL STATEMENTS
and ADDITIONAL INFORMATION
February 28, 2026

Service Class (SFHYX)

Investor Class (HFSAX)

1-855-582-8006

www.HundredfoldSelect.com

Distributed by Ceros Financial Services, Inc.

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares				Fair Value
	OPEN-END FUNDS — 62.9%
	ALTERNATIVE - 10.2%
979,021	AQR Diversifying Strategies Fund, Class R6			$14,323,077

	FIXED INCOME - 52.7%
2,999,405	American Beacon Developing World Income Fund, R5 Class			23,575,320
1,114,757	Easterly Income Opportunities Fund, Class R6			11,749,538
1,577,760	PGIM Securitized Credit Fund, Class Z			15,446,270
1,440,627	PIMCO Income Fund, Institutional Class			15,990,965
699,906	Thompson Bond Fund			7,572,984
				74,335,077

	TOTAL OPEN-END FUNDS (Cost $85,858,101)			88,658,154

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 0.4%
	U.S. TREASURY BILLS — 0.4%
585,000	United States Treasury Bill(a)	3.4500	04/02/26	583,179

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $583,185)			583,179

Shares
	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
6,901,004	Fidelity Money Market Government Portfolio, Institutional Class, 3.55%(b)1,2			6,901,004
2,375,743	First American Government Obligations Fund Class X, 3.60%(b),(c)			2,375,743
	TOTAL MONEY MARKET FUNDS (Cost $9,276,747)			9,276,747

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,276,747)			9,276,747

See accompanying notes to consolidated financial statements.

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Fair Value
TOTAL INVESTMENTS - 69.8% (Cost $95,718,033)	$98,518,080
OTHER ASSETS IN EXCESS OF LIABILITIES- 30.2%	42,539,476
NET ASSETS - 100.0%	$141,057,556

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
55	CME E-Mini Russell 2000 Index Futures	03/23/2026	$7,245,425	$(187,495)
22	CME E-Mini Standard & Poor’s 500 Index Futures	03/23/2026	7,577,900	605
20	CME E-Mini Standard & Poor’s MidCap 400 Index	03/23/2026	7,155,800	(6,190)
178	ICE US MSCI Emerging Markets EM Index Futures	03/23/2026	14,272,930	157,825
	TOTAL FUTURES CONTRACTS			$(35,255)

(a)	Zero coupon bond; rate disclosed is the effective yield as of February 28, 2026.

(b)	Rate disclosed is the seven-day effective yield as of February 28, 2026.

(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

TOTAL RETURN SWAPS

		Notional Amount				Unrealized
Number of		at February 28,	Interest Rate	Termination		Appreciation
Shares	Reference Entity	2026	Payable(1)(2)	Date	Counterparty	(Depreciation)
Long Position:
1,108,516	AQR Equity Market Neutral Fund, Class R6	$13,435,220	USD-SOFR plus 165 bp	3/22/2027	NGFP	$(291,962)
1,927,083	American Beacon Developing World Income Fund, R5 Class	15,146,875	USD-SOFR plus 165 bp	2/15/2027	NGFP	249,826
1,543,340	American Beacon SiM High Yield Opportunities Fund, R5 Class	14,692,600	USD-SOFR plus 165 bp	1/5/2029	BRC	6,924
1,988,950	BlackRock High Yield Portfolio Fund, Class K	14,300,552	USD-SOFR plus 165 bp	11/13/2028	BRC	(156,238)
1,867,890	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6	23,236,546	USD-SOFR plus 165 bp	8/28/2028	BRC	1,232,787
1,651,786	Franklin High Yield Tax Free Income Fund, Class R6	14,998,214	USD-SOFR plus 165 bp	1/8/2029	BRC	117,913
1,498,471	Holbrook Income Fund, Class I	14,640,061	USD-SOFR plus 165 bp	9/23/2026	NGFP	50,328
275,600	iShares Flexible Income Active ETF	14,678,456	USD-OBFR plus 55 bp	7/24/2028	NGFP	(264,246)
128,900	iShares National Muni Bond ETF	14,039,788	USD-OBFR plus 55 bp	4/27/2026	NGFP	92,130
928,163	Nuveen Preferred Securities & Income Fund, Class R6	15,212,587	USD-SOFR plus 165 bp	5/6/2027	BRC	(17,149)
1,496,945	PIMCO Preferred and Capital Securities Fund, Institutional Class	14,864,664	USD-FED plus 165 bp	12/31/2026	CIBC	174,302
275,000	Vanguard Tax-Exempt Bond Index Fund ETF	14,066,250	USD-OBFR plus 55 bp	4/27/2026	NGFP	10,195

					Total:	$1,204,810

BRC - Barclays Capital

CIBC - Canadian Imperial Bank of Commerce

NGFP - Nomura Global Financial Products, Inc.

FED - Federal Funds Effective Rate

OBFR - Overnight Bank Funding Rate

SOFR - Secured Overnight Financing Rate

(1)	Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.

(2)	Payment frequency quarterly.

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

Assets:
Investment securities:
At cost	$95,718,033
At value	$98,518,080
Cash collateral for swaps	39,224,399
Unrealized appreciation on swap contracts - OTC	1,934,405
Unrealized appreciation on futures	158,430
Deposits with brokers for futures	1,903,123
Receivable:
Fund shares sold	676,274
Dividends and interest	22,835
Prepaid expenses and other assets	57,219
Total Assets	142,494,765

Liabilities:
Unrealized depreciation on swap contracts - OTC	729,595
Unrealized depreciation on futures	193,685
Payable for swaps	82,039
Payables:
Fund shares redeemed	249,746
Investment advisory fees	107,374
Distributions (12b-1) fees - Service Class	52,270
Related parties	18,367
Shareholder servicing fees - Investor Class	4,133
Total Liabilities	1,437,209

Net Assets	$141,057,556

Net Assets Consist of:
Paid in Capital	$164,534,636
Accumulated Deficit	(23,477,080)
Net Assets	$141,057,556

Net Asset Value Per Share
Service Class Shares:
Net Assets	$68,544,773
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,994,295
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$22.89

Investor Class Shares:
Net Assets	$72,512,783
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,938,735
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$24.67

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

Investment Income:
Dividend income	$4,328,000
Interest income	929,330
Total Investment Income	5,257,330

Expenses:
Investment advisory fees	720,222
Distribution (12b-1) fees - Service Class	336,973
Operating services fees	148,063
Shareholder servicing fees - Investor Class	28,749
Liquidity program administration fees	4,500
Miscellaneous expense	2,849
Net Operating Expenses	1,241,356

Net Investment Income	4,015,974

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	(537,334)
Futures	1,281,336
Swaps	3,545,876
4,289,878
Net change in unrealized appreciation (depreciation) on:
Investments	1,923,895
Futures	(572,385)
Swaps	1,200,386
2,551,896

Net Realized and Unrealized Gain on Investments, Futures and Swaps	6,841,774

Net Increase in Net Assets Resulting From Operations	$10,857,748

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	February 28, 2026	August 31, 2025
	(Unaudited)
Operations:
Net investment income	$4,015,974	$3,963,319
Net realized gain from investments, futures and swaps	4,289,878	9,129,108
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	2,551,896	(2,577,017)
Net Increase in Net Assets Resulting From Operations	10,857,748	10,515,410

Distributions to Shareholders from:
Earnings:
Service Class	(6,027,990)	(3,632,302)
Investor Class	(7,390,354)	(3,796,641)
Total Distributions to Shareholders	(13,418,344)	(7,428,943)

Capital share transactions:
Proceeds from shares sold:
Service Class	3,691,606	4,275,959
Investor Class	10,851,004	26,170,700
Net asset value of shares issued in reinvestment of distributions:
Service Class	5,832,403	3,516,496
Investor Class	6,785,869	3,551,678
Payments for shares redeemed
Service Class	(9,078,783)	(14,987,855)
Investor Class	(21,652,595)	(30,223,589)
Total Decrease in Net Assets From Shares of Beneficial Interest	(3,570,496)	(7,696,611)

Total Decrease in Net Assets	(6,131,092)	(4,610,144)

Net Assets:
Beginning of Period	147,188,648	151,798,792
End of Period	$141,057,556	$147,188,648

Share Activity
Service Class:
Shares Sold	158,946	190,609
Shares issued in reinvestment of distributions	257,816	157,468
Shares Redeemed	(388,295)	(661,390)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	28,467	(313,313)

Share Activity
Investor Class:
Shares Sold	431,093	1,080,912
Shares issued in reinvestment of distributions	278,654	148,868
Shares Redeemed	(879,399)	(1,243,993)
Net Decrease in Shares of Beneficial Interest Outstanding	(169,652)	(14,213)

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Service Class
	Six Months
	Ended February 28,		Year Ended August 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$23.33		$22.98	$21.83	$23.12	$27.54	$26.55
Income (loss) from investment operations:
Net investment income (loss) (1)	0.58		0.51	0.84	0.48	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	1.11		1.00	1.43	(0.84)	(1.68)	4.56
Total from investment operations	1.69		1.51	2.27	(0.36)	(1.86)	4.46
Less distributions from:
Net investment income	(2.13)		(1.16)	(1.12)	(0.93)	(1.19)	(1.38)
Net realized gains	—		—	—	—	(1.37)	(2.09)
Total distributions	(2.13)		(1.16)	(1.12)	(0.93)	(2.56)	(3.47)
Net asset value, end of year/period	$22.89		$23.33	$22.98	$21.83	$23.12	$27.54
Total return (2)	7.50	% (6)	6.83%	10.57%	(1.50)%	(7.51)%	19.09%
Net assets, at end of year/period (000s)	$68,545		$69,203	$75,344	$80,197	$90,349	$104,988
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (3)	2.22	% (7)	2.22%	2.20%	2.15%	2.16%	2.22%
Ratio of net investment income (loss) to average net assets (3,4)	5.00	% (7)	2.23%	3.75%	2.20%	(0.71)%	(0.39)%
Portfolio Turnover Rate (5)	70	% (6)	466%	334%	643%	332%	51%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	The Fund’s portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Investor Class
	Six Months
	Ended February 28,		Year Ended August 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net asset value, beginning of year/period	$25.09		$24.48	$23.11	$24.54	$29.15	$27.87
Income (loss) from investment operations:
Net investment income (1)	0.75		0.76	1.12	0.69	0.04 (6)	0.15
Net realized and unrealized gain (loss) on investments	1.17		1.09	1.50	(0.86)	(1.76)	4.80
Total from investment operations	1.92		1.85	2.62	(0.17)	(1.72)	4.95
Less distributions from:
Net investment income	(2.34)		(1.24)	(1.25)	(1.26)	(1.52)	(1.58)
Net realized gains	—		—	—	—	(1.37)	(2.09)
Total distributions	(2.34)		(1.24)	(1.25)	(1.26)	(2.89)	(3.67)
Net asset value, end of year/period	$24.67		$25.09	$24.48	$23.11	$24.54	$29.15
Total return (2)	7.96	% (7)	7.86%	11.56%	(0.59)%	(6.64)%	20.18%
Net assets, at end of year/period (000s)	$72,513		$77,986	$76,455	$110,714	$195,277	$220,337
Ratios/Supplemental Data:
Ratio of net expenses to average net assets (3)	1.29	% (8)	1.30%	1.29%	1.22%	1.22%	1.27%
Ratio of net investment income to average net assets (3,4)	6.08	% (8)	3.14%	4.73%	2.96%	0.14%	0.53%
Portfolio Turnover Rate (5)	70	% (7)	466%	334%	643%	332%	51%

(1)	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each year/period.

(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.

(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	The Fund’s portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

(6)	The amount of net investment income per share does not accord with the amount reported in the Statement of Operations due to the timing of shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to consolidated financial statements.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2026

1.	ORGANIZATION

The Hundredfold Select Alternative Fund (the “Fund”)is a diversified series of Advisors Preferred Trust, a Delaware statutory trust (the “Trust”) organized on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently offers Service Class Shares and Investor Class Shares with commencement of operations on September 1, 2004 and October 24, 2012, respectively. The Fund was reorganized on August 9, 2019 from a predecessor fund to a series of Advisors Preferred Trust, a Delaware statutory trust. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and shareholding servicing fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Fund seeks a moderate total rate of return (income plus capital appreciation) on an annual basis. Although the Fund may invest directly in equity and fixed-income securities, it will primarily invest in such securities indirectly through securities that invest in or are a derivative of such securities, primarily including futures contracts, swap agreements, exchange-traded funds (ETFs), naked and covered options on such instruments, currencies, and other unaffiliated investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

a) Investment Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last bid on the day of valuation. Financial futures, which are traded on an exchange, are valued at the last quoted sales price determined by the exchange. Investments in open-end investment companies are valued at net asset value. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Credit default swaps are valued by a pricing agent covering the specific type of swap. Certain credit default swaps (“CDS”) and credit indices are valued independently by Markit; or if no valuation is available from a pricing agent, at the price received from the broker- dealer/counterparty that issued the swap. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security- specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

b) Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2026, for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments
Open End Funds	$88,658,154	$—	$—	$88,658,154
U.S. Government & Agencies	—	583,179	—	583,179
Short-Term Investments	9,276,747	—	—	9,276,747
Total Investments	$97,934,901	$583,179	$—	$98,518,080
Derivatives
Futures Contracts **	$158,430	$—	$—	$158,430
Swap Contracts ^	—	1,934,405	—	1,934,405
Total Derivatives	$158,430	$1,934,405	$—	$2,092,835
Total Assets	$98,251,761	$4,451,989	$—	$102,703,750
Liabilities
Derivatives
Futures Contracts **	$(193,685)	$—	$—	$(193,685)
Swap Contracts ^	—	(729,595)	—	(729,595)
Total Liabilities	$(193,685)	$(729,595)	$—	$(923,280)

The Fund did not hold any Level 3 securities during the six months ended February 28, 2026.

*	Refer to the Consolidated Schedule of Investments for classification by asset class.

**	Includes cumulative unrealized gain/loss on futures contracts open at February 28, 2026.

^	The amounts shown for swaps are unrealized appreciation/depreciation.

c) Consolidation of Subsidiaries – Hundredfold Select Alternative Fund Limited (“HFSA Fund Limited”)

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of the Hundredfold Select Alternative Fund include the accounts of HFSA Fund Limited, a wholly owned and controlled subsidiary. HFSA Fund Limited is a fund incorporated as an exempted company under the companies’ law of the Cayman Islands on June 19, 2018 and is a controlled foreign corporation for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The Hundredfold Select Alternative Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

	Inception Date of CFC	CFC Net Assets as of February 28, 2026	% of Net Assets as of February 28, 2026
HFSA Fund Limited	6/19/2018	$ 2,381,601	1.7%

d) Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions, such as total return swaps for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities, if indicated on the Consolidated Schedule of Investments. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

e) Stock Index Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell stock index futures contracts and options on such futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed,

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Fund designates all cash, cash equivalents and liquid securities as collateral for futures contracts and options on futures contracts.

g) Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). Passive ETFs are a type of index fund bought and sold on a securities exchange. A passive ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

h) Security Transactions and Related Income – Investment transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Upfront payments on Credit Default Swaps are amortized over the life of the contract.

i) Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

j) Federal Income Taxes – The Fund has complied, and intends to continue to comply, with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income tax. No provision for federal income taxes has been made.

For tax purposes, HFSA Fund Limited (“HFSA”) is an exempted Cayman Islands investment company. HFSA has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, HFSA is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the respective Fund’s investment company taxable income.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2023 through August 31, 2025 or expected to be taken in the Fund’s August 31, 2026 year-end tax returns.

k) Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

l) Indemnifications – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

m) Market Risks - Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

3.	INVESTMENT AND DERIVATIVE TRANSACTIONS

For the six months ended February 28, 2026, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) amounted to $69,980,372 and $82,920,942, respectively.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. For the six months ended February 28,2026, the Fund invested in futures and swap contracts.

At February 28, 2026, the fair value of derivatives instruments was as follows:

Asset/Liability Derivatives
	Credit risk	Equity risk	Total
Futures[1]	$—	$(35,255)	$(35,255)
Swap contracts[2]	(193,322)	1,398,132	1,204,810
Total	$(193,322)	$1,362,877	$1,169,555

1.	Consolidated Statement of Assets and Liabilities location: Unrealized depreciation on futures.

2.	Consolidated Statement of Assets and Liabilities location: Unrealized appreciation/depreciation on swaps.

The following is a summary of the realized gain (loss) and unrealized appreciation (depreciation) on derivatives in the Consolidated Statement of Operations categorized by risk for the six months ended February 28, 2026:

	Commodity risk	Credit risk	Currency risk	Equity risk	Total
Realized gain (loss)[3]
Futures contracts	$1,113,081	$(11,451)	$(161,236)	$340,942	$1,281,336
Swap contracts	—	3,724,757	—	(178,881)	3,545,876
Total realized gain (loss)	$1,113,081	$3,713,306	$(161,236)	$162,061	$4,827,212

Change in unrealized appreciation (depreciation)[4]
Futures contracts	$(94,230)	$—	$—	$(478,155)	$(572,385)
Swap contracts	—	(159,169)	—	1,359,555	1,200,386
Total change in unrealized appreciation (depreciation)	$(94,230)	$(159,169)	$—	$881,400	$628,001

3.	Consolidated Statement of Operations location: Net realized gain from futures and swaps.

4.	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures and swaps.

The derivative instruments outstanding as of February 28, 2026, as disclosed in the Consolidated Schedule of Investments and the amounts of realized gain (loss) and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS AND LIABILITIES

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain/ (loss) for futures and gross asset or liability equal to unrealized gain/(loss) for swaps contracts. During the six months ended February 28, 2026, the Fund is subject to a master

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

netting arrangement for the swaps and futures. The following table shows additional information regarding the offsetting of assets and liabilities at February 28, 2026.

		Gross Amounts	Net Amounts of	Gross Amounts Not Offset in the
		Offset in the	Assets Presented in	Consolidated Statement of Assets &
		Consolidated	the Consolidated	Liabilities
	Gross Amounts of	Statement of Assets	Statement of Assets &	Financial	Cash Collateral
Assets:	Recognized Assets	& Liabilities	Liabilities	Instruments	Received	Net Amount
Swaps Contracts	$1,934,405	$—	$1,934,405	$(729,595)	$—	$1,204,810
Futures Contracts	158,430	—	158,430	(158,430)	—	—
Total	$2,092,835	$—	$2,092,835	$(888,025)	$—	$1,204,810

		Gross Amounts	Net Amounts of	Gross Amounts Not Offset in the
		Offset in the	Liabilities Presented in	Consolidated Statement of Assets &
	Gross Amounts of	Consolidated	the Consolidated	Liabilities
	Recognized	Statement of Assets	Statement of Assets &	Financial	Cash Collateral
Liabilities:	Liabilities	& Liabilities	Liabilities	Instruments	Pledged	Net Amount
Swaps Contracts	$(729,595)	$—	$(729,595)	$729,595	$—	$—
Futures Contracts	(193,685)	—	(193,685)	158,430	35,255	—
Total	$(923,280)	$—	$(923,280)	$888,025	$35,255	$—

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION–TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and gross unrealized appreciation and depreciation, including futures and swaps, at February 28, 2026, were as follows:

Tax	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$96,455,287	$2,800,053	$(737,260)	$2,062,793

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2025	August 31, 2024
Ordinary Income	$7,428,943	$8,916,783
	$7,428,943	$8,916,783

As of August 31, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$2,719,035	$—	$—	$(24,410,201)	$94,230	$680,452	$(20,916,484)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open futures and mark-to-market on swap contracts, and adjustments for the Fund’s wholly owned subsidiary. In addition, other book/tax differences relate to mark-to-market on open futures contracts in the Fund’s wholly owned subsidiary.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

At August 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and amounts utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$15,174,701	$9,235,500	$24,410,201	$3,588,324

Permanent book and tax differences, primarily attributable to the tax adjustments for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended August 31, 2025, as follows:

Paid In	Accumulated
Capital	Deficit
$44,400	$(44,400)

7.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred, LLC (“Advisor”), serves as investment advisor to the Fund.

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Advisor. The Advisor receives a fee, computed daily and payable monthly and applied to the Fund’s average daily net assets at an annual rate of 1.00%. In addition, the Advisor has entered into a sub-advisory agreement with Hundredfold Advisors, LLC (“Sub-Advisor”) whereby the Sub-Advisor will direct investment activities of the Fund. The Sub-Advisor is paid by the Advisor and not the Fund at a rate equivalent to an annual rate of 0.65% of average daily net assets. For the six months ended February 28, 2026, the Fund paid $720,222 in advisory fees.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, an account maintenance fee of 0.25% as compensation for sales, promotional activities and services, and a distribution fee at the rate of 0.75% on an annualized basis of the average net assets are attributable to Service Class Shares of the Fund. The fees are paid to Ceros Financial Services Inc. (the “Distributor” or “Ceros”) an affiliate of the Advisor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of Service Class accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended February 28, 2026, the Fund incurred $336,973 in fees. During the six months ended February 28, 2026, Ceros, a registered broker/dealer, executed trades on behalf of the Fund and received $90 in trade commissions.

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of the Fund. The Servicing Plan provides that a monthly service fee is calculated by the Fund at an annual rate of up to 0.25% of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing and distribution-related activities or service and/or maintenance of accounts, not otherwise required to be provided by the Advisor. For the six months ended February 28, 2026, the Fund incurred $28,749 in fees.

Pursuant to a liquidity program administrator agreement with the Fund, the Advisor, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor out of pocket expenses and an annual fee of $9,000. Pursuant to the liquidity program administrator agreement, the Advisor earned $4,500 in fees for the six months ended February 28, 2026.

Spectrum Financial Inc., an affiliate of Hundredfold, may provide services to the Fund and receive an annualized fee of 0.25% based on the average daily net assets of the Fund attributable to clients of Spectrum Financial, Inc. who are Service Class shareholders of the Fund. For the six months ended February 28, 2026, there were no fees paid under this agreement.

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. These fees are shown as operating service fees on the Consolidated Statement of Operations. Under the terms of the Fund’s agreement with UFS, UFS pays for certain operating expenses of the Fund (routine legal fees, audit fees, regulatory document filing, state registration fees, custody fees, and insurance premiums). Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Hundredfold Select Alternative Fund
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2026

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. UFS is responsible for these fees.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Advisor pays trustee fees with respect to the Fund.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of February 28, 2026, National Financial Services LLC hold shares for the benefit of others in nominee name, totaling approximately 45% of the voting securities of the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-582-8006, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting www.Hundredfoldselect.com for a voting record.

INVESTMENT ADVISOR

Advisors Preferred, LLC

1445 Research Boulevard, #530

Rockville, MD 20850

SUB-ADVISOR

Hundredfold Advisors, LLC

272 Bendix Road, Suite 600

Virginia Beach, VA 23452

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Hundredfold Select Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the notes to financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Renewal of the Investment Advisory Agreements and Sub-Advisory Agreements for the Hundredfold Select Alternative Fund (and its subsidiary)

At an in-person Board meeting held on May 21, 2025 (the “Meeting”) the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Hundredfold Select Alternative Fund and its subsidiary (the “Fund” or “Hundredfold Select” and “Hundredfold Select Alternative Fund, Limited.”, respectively); and the renewal of the sub-advisory agreement (the “Sub-Advisory Agreements”) between the Adviser and Hundredfold Advisors, LLC (the “Sub-Adviser or “Hundredfold”). The Directors of the Hundredfold Select Alternative Fund Limited, a wholly owned foreign subsidiary of Hundredfold Select, approved an investment advisory agreement between Hundredfold Select Alternative Fund Limited and the Adviser (the “Subsidiary Advisory Agreement”) as well as a sub-advisory agreement (the “Subsidiary Sub-Advisory Agreement”) between the Adviser and Hundredfold Advisors with respect to the Hundredfold Select Alternative Fund Limited (all together the “Agreements”). The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors.

The Board reviewed and discussed the written materials that were provided by Advisors Preferred, LLC and Hundredfold Advisors in advance of the Meeting and deliberated on the renewal of the Advisory Agreements with respect to Hundredfold Select (and subsidiary Hundredfold Select Alternative Fund Limited). The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements with respect to Hundredfold Select. The Board conducted some of their deliberations on a joint basis for the Adviser and the Sub-Adviser given the close working relationship of the Adviser and Sub-Adviser and conducted their deliberations on a consolidated basis for the Fund and its subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection and trade execution, are made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional

Hundredfold Select Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2026

personnel from both the Adviser and the Sub-Adviser performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio manager. The Board considered the depth of resources of the Adviser and the Sub-Adviser. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser, certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and the Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred LLC:

The Board reviewed the balance sheet of the Adviser as of March 31, 2025, and the income statement and balance sheet at March 31, 2025 and the profit and loss statement for January through March 31, 2025. The Board also reviewed the audited financials of the Adviser as of December 31, 2024. The Adviser reported $1.5 billion in total assets under management in active mutual funds and Ms. Ayers-Rigsby noted the commitment from Adviser to raise assets and fees as discussed earlier. The Board confirmed with Ms. Ayers-Rigsby that the Adviser has access to additional capital if so required.

The Board discussed the Adviser’s compliance program with the CCO of the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and was recently appointed to serve as the CCO for The North Country Funds. The Trustees acknowledged they are confident in her abilities with respect to all positions, and Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board considered that the cybersecurity risk of the Adviser is managed by Sikich LLP (a cybersecurity consultancy) with no data breaches reported. The Board discussed the overall technology of the Adviser with the CCO. The Adviser confirmed adequate Directors & Officers Error & Omissions Professional Liability Insurance (“D&O/E&O”) is in place. Counsel noted the Board had previously reviewed the business continuity plan for the Adviser. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreements. The Board reviewed financial statements of the Adviser and concluded it has sufficient financial resources to fulfill Trust-related obligations, based in part on a representation that the Adviser has access to additional capital, as needed.

Hundredfold Advisors, LLC:

With respect to Hundredfold Advisors, the Board reviewed the income statement for the four months ended April 30, 2025 and the balance sheet at April 30, 2025. The Sub-Adviser was determined by the Board to be financially sound. The Board recalled that Hundredfold Advisors donates its advisory services to the Fund, and that Spectrum Financial Services, Inc. (“Spectrum Financial”) supplies the support services for Hundredfold Select. The Board concluded that Hundredfold Advisor is sufficiently financially sound to continue to serve as sub-adviser to Hundredfold Select.

Hundredfold Select Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2026

The Board confirmed with the Adviser’s CCO that she works with the CCO of Spectrum Financial, who also serves as CCO of Hundredfold Advisors. She reported that she had reviewed the policies and procedures manual of Hundredfold Advisors, including their latest revisions and business continuity plans. The Board confirmed the cybersecurity risk management is the responsibility of the compliance and IT teams of Spectrum Financial for Hundredfold Advisors. The Adviser’s CCO reported that a cyber breach at Spectrum Financial was immediately reported and handled in a timely matter, resulting in no loss of confidential data.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, does not directly control the performance of Hundredfold. The Board considered the Adviser’s other responsibilities under the Agreements, including with respect to trade oversight, reviewing daily positions and balance reports for the Fund, obtaining derivative agreements for the Fund and reporting to the Board. The Trustees concluded that the Adviser appears to be properly and reasonably monitoring the Sub-Adviser’s adherence to the Fund’s investment objectives and to be carrying out its functions appropriately.

The Board reviewed the Fund’s performance for the one-, three-, five- and ten-year periods ended March 31, 2025 and found the Fund underperformed the Bloomberg Aggregate Bond Index for the one-year period but outperformed for all the others. The Board also compared the Fund’s performance to the Morningstar Tactical Allocation category and found the Fund outperformed for all but the three-year period when it slightly lagged the Morningstar category. The Board noted the Fund had lagged S&P 500 Index for all periods. The Board observed the S&P 500 Index is shown primarily for a market performance reference point but does not serve as direct comparison because its 100% equity composition is outside the moderate return investment mandate and other alternative investments available under the Fund’s strategy. The Board noted that based on the experience of the portfolio manager, with oversight by the Adviser, and strategy refinements, Hundredfold Advisors is expected to continue to provide satisfactory performance for the Fund and its shareholders.

Fees and Expenses: As to the costs of the services provided to Hundredfold by the Adviser and the Sub- Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of the Fund compared to its peer group and Morningstar category or categories as presented in the meeting materials. The Board acknowledged that the Adviser pays the Sub-Adviser directly consistent with agreements and any breakpoints in effect.

The Board noted the advisory fee of 1.00% for Hundredfold Select was well within the reasonable range and below the maximum management fee for the Morningstar Tactical Allocation category. The Adviser pays Hundredfold Advisors directly 0.65% of the advisory fee on the first $150 million, then 0.80% on amounts over $150 million. The Sub-Adviser reported it does not manage other pooled vehicles of a similar nature. The Board discussed the net expenses of 1.73% for Investor Class shares and 2.64% for Service Class shares and found both well within the reasonable range of Institutional and Class C shares, respectively, and for Service Class, within range of the average net expenses of the Morningstar Tactical Allocation respective Class C category. The Board concluded that the advisory fee and net expenses for Hundredfold Select are reasonable.

Hundredfold Select Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2026

Profitability of Adviser: With respect to Hundredfold Select, the Board noted the adviser made 14% profit from advisory fees and made a 9% profit from the totality of relationship with the Fund. The Board reviewed the split between the Adviser and the Sub-Adviser and found it reasonable. The Board concluded that excess profits to the Adviser from its relationship with Hundredfold Select are not of concern at this time and agreed to monitor the profits as the Fund increases in assets.

Profitability of Sub-Adviser: The Board noted that Hundredfold Advisors is owned 100% by Simply Distribute Foundation, a non-profit. They reviewed the profitability analysis submitted by Hundredfold Advisors and noted that it receives 0.65% on assets up to and including $150 million and 0.80% for higher asset levels. The Trustees noted that Hundredfold Advisors has almost no overhead expenses, as the back office and personnel are supplied by Spectrum Financial. The Board acknowledged that as most of all Hundredfold Advisor’s portfolio management services provided by the portfolio manager are provided at no cost, the Sub-Adviser’s profits were extremely high, but are not retained by Hundredfold Advisors, but passed on to its owner. After giving consideration to the high percentage of these profits going to charities, the Board found the high profits were acceptable. The Board also considered that the profitability of Hundredfold Advisors would be reasonable if direct and full overhead expenses were included to cover the costs of portfolio management and support services. The Board did note, however, that Spectrum Financial may receive a shareholder servicing fee from the Fund for providing services to its clients that are invested in the Hundredfold Select. After considering the non-conventional ways of measuring Sub-Adviser profits, and that services had been donated to the Fund to help further its charitable purpose; the Board found the level of profit from the Sub-Adviser’s relationship with the Fund was not excessive, and after charitable donations, Hundredfold Advisors does not profit from its relationship with the Fund. The Board concluded that excess profits to the Sub-Adviser from its relationship with the Fund are not of current concern.

Economies of Scale. As to the extent to which Hundredfold will realize economies of scale, the Adviser reported an estimate of $300 to $700 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for the growth in net assets of the Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees noted economies of scale is an advisory agreement concern and is not a consideration for approval of any sub-advisory agreements. The Board agreed to revisit economies of scale as assets of the Fund continue to grow.

Conclusion. Counsel assisted the Board throughout the 15(c) review process. The Board members relied upon the advice of counsel, and their own business judgement, in determining the material factors to be considered in evaluating the Agreements. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his or her conclusions.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each Agreement as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to the Agreements, separately that (i) the terms of the Agreements are reasonable; (ii) the compensation payable by the Fund to Advisors Preferred, LLC under the Agreements is determined to be for investment advisory services that are not primarily intended to result in sales of shares of the Fund (iii) compensation

Hundredfold Select Alternative Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2026

payable under the Agreements is based on services provided that are in addition to rather than duplicative of services provided by other investment funds, ETFs, mutual funds and similar productions (iv) such compensation is determined to be fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable business judgement and (v) the renewal of the Agreements is in the best interests of the Fund and its shareholders

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)
/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	4/30/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	4/30/26

By (Signature and Title)
/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	4/30/26